KEYLIFE

INDIVIDUAL SINGLE PREMIUM

DEFERRED VARIABLE LIFE INSURANCE POLICY

ISSUED BY

Keyport Variable Account I

OF

KEYPORT LIFE INSURANCE COMPANY

SUPPLEMENT DATED OCTOBER 26, 2000

TO

PROSPECTUS DATED MAY 1, 1995

-----------------------------------------------------------------

This supplement contains information about the Colonial Growth and Income Fund.

The Colonial Growth and Income Fund has changed its name to Liberty Value Fund, Variable Series.

-----------------------------------------------------------------

Client Service Hotline

800-367-3653

Distributed by:

Keyport Financial Services Corp.

125 High Street

Boston, Massachusetts 02110

KLVLI.SUP	10/00